Earnings per Unit (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Earnings Per Share
Partnership's Net Income	$ 34,101	$ 29,181
Less:
Net Income attributable to preferred unitholders	3,375	0
Net Income attributable to subordinated unitholders	12,946	12,295
General Partner's interest in Net Income	65	63
Net income attributable to common unitholders	$ 17,715	$ 16,823
Weighted average number of common units outstanding, basic and diluted	20,505,000	20,505,000
Earnings per common unit, basic and diluted	$ 0.86	$ 0.82